Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000113374 [Member] | Mastercard Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000113374 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000113374 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000113374 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000113374 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000113374 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000113374 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000113374 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000113374 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000113374 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000113374 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000113374 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000113374 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	34.00%
C000113374 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000113374 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000113374 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000113374 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000113374 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000113374 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000113374 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000113374 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000113374 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
C000113374 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000002038 [Member] | Mastercard Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000002038 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002038 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002038 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000002038 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002038 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000002038 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000002038 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000002038 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000002038 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000002038 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000002038 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000002038 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	34.00%
C000002038 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000002038 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000002038 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000002038 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000002038 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000002038 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000002038 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000002038 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000002038 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
C000002038 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000002049 [Member] | Mastercard Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000002049 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002049 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002049 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000002049 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002049 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000002049 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000002049 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000002049 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000002049 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000002049 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000002049 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000002049 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	34.00%
C000002049 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000002049 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000002049 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000002049 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000002049 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000002049 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000002049 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000002049 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000002049 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
C000002049 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000002048 [Member] | Mastercard Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000002048 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002048 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002048 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000002048 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002048 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000002048 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000002048 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000002048 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000002048 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000002048 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000002048 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000002048 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	34.00%
C000002048 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000002048 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000002048 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000002048 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000002048 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000002048 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000002048 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000002048 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000002048 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
C000002048 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000002046 [Member] | Mastercard Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000002046 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002046 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002046 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000002046 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002046 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000002046 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000002046 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000002046 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000002046 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000002046 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000002046 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000002046 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	34.00%
C000002046 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000002046 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000002046 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000002046 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000002046 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000002046 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000002046 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000002046 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000002046 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
C000002046 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000002044 [Member] | Mastercard Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000002044 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002044 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002044 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000002044 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002044 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000002044 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000002044 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000002044 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000002044 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000002044 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000002044 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000002044 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	34.00%
C000002044 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000002044 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000002044 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000002044 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000002044 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000002044 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000002044 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000002044 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000002044 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
C000002044 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000002043 [Member] | Mastercard Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000002043 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002043 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002043 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000002043 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002043 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000002043 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000002043 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000002043 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000002043 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000002043 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000002043 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000002043 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	34.00%
C000002043 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000002043 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000002043 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000002043 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000002043 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000002043 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000002043 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000002043 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000002043 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
C000002043 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000002042 [Member] | Mastercard Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000002042 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002042 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002042 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000002042 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002042 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000002042 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000002042 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000002042 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000002042 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000002042 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000002042 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000002042 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	34.00%
C000002042 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000002042 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000002042 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000002042 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000002042 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000002042 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000002042 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000002042 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000002042 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
C000002042 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000002037 [Member] | Mastercard Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000002037 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002037 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002037 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000002037 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002037 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000002037 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000002037 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000002037 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000002037 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000002037 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000002037 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000002037 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	34.00%
C000002037 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000002037 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000002037 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000002037 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000002037 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000002037 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000002037 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000002037 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000002037 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
C000002037 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%